Note 23 - Provisions (Tables)	6 Months Ended
Jun. 30, 2019
Provisions or reversal of provisions Abstract
Provisions. Breakdown by concepts
Provisions. Breakdown by concepts (Millions of Euros)
	June 2019	December 2018
Provisions for pensions and similar obligations	4.745	4.787
Other long term employee benefits	58	62
Provisions for taxes and other legal contingencies	689	686
Provisions for contingent risks and commitments	639	636
Other provisions (*)	500	601
Total	6.631	6.772

(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.